Details of Significant Accounts - Financial liabilities, schedule of financial liabilities at fair value through profit or loss (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Details of Significant Accounts
Warrant liabilities	$ 419	$ 1,793